Capital Requirements and Restrictions on Retained Earnings (Table)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Capital Requirements and Restrictions on Retained Earnings Disclosure [Abstract]
Schedule of comparison of the Company's and Bank's actual capital amounts and ratios to required capital amounts and ratios

								To Be Well
								Capitalized Under
				For Capital				Prompt Corrective
	Actual			Adequacy Purposes				Action Provisions
	Amount	Ratio		Amount		Ratio		Amount		Ratio
As of March 31, 2015
Total capital (to risk weighted assets)
Company	$109,414	17.16%	≥	$51,015	≥	8.0%	≥	N/A	≥	N/A
Bank	$82,235	12.91%	≥	$50,977	≥	8.0%	≥	$63,722	≥	10.0%
Tier 1 capital (to risk weighted assets)
Company	$98,427	15.43%	≥	$25,508	≥	4.0%	≥	N/A	≥	N/A
Bank	$76,229	11.96%	≥	$25,489	≥	4.0%	≥	$38,233	≥	6.0%
Tier 1 capital (to average assets)
Company	$98,427	12.78%	≥	$30,800	≥	4.0%	≥	N/A	≥	N/A
Bank	$76,229	9.90%	≥	$30,790	≥	4.0%	≥	$38,487	≥	5.0%
As of December 31, 2014
Total capital (to risk weighted assets)
Company	$107,197	17.22%	≥	$49,814	≥	8.0%	≥	N/A	≥	N/A
Bank	$79,616	12.79%	≥	$49,788	≥	8.0%	≥	$62,235	≥	10.0%
Tier 1 capital (to risk weighted assets)
Company	$96,236	15.46%	≥	$24,907	≥	4.0%	≥	N/A	≥	N/A
Bank	$73,635	11.83%	≥	$24,894	≥	4.0%	≥	$37,341	≥	6.0%
Tier 1 capital (to average assets)
Company	$96,236	12.66%	≥	$30,400	≥	4.0%	≥	N/A	≥	N/A
Bank	$73,635	9.69%	≥	$30,386	≥	4.0%	≥	$37,983	≥	5.0%

	Actual			For Capital Adequacy Purposes				To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio		Amount		Ratio		Amount		Ratio
As of December 31, 2014:
Total capital (to risk weighted assets)
Company	$107,197	17.22%	≥	$49,814	≥	8.0%	≥	N/A	≥	N/A
Bank	$79,616	12.79%	≥	$49,788	≥	8.0%	≥	$62,235	≥	10.0%
Tier 1 capital (to risk weighted assets)
Company	$96,236	15.46%	≥	$24,907	≥	4.0%	≥	N/A	≥	N/A
Bank	$73,635	11.83%	≥	$24,894	≥	4.0%	≥	$37,341	≥	6.0%
Tier 1 capital (to average assets)
Company	$96,236	12.66%	≥	$30,400	≥	4.0%	≥	N/A	≥	N/A
Bank	$73,635	9.69%	≥	$30,386	≥	4.0%	≥	$37,983	≥	5.0%
As of December 31, 2013:
Total capital (to risk weighted assets)
Company	$59,100	11.74%	≥	$40,288	≥	8.0%	≥	N/A	≥	N/A
Bank	$57,275	11.37%	≥	$40,296	≥	8.0%	≥	$50,370	≥	10.0%
Tier 1 capital (to risk weighted assets)
Company	$49,103	9.75%	≥	$20,144	≥	4.0%	≥	N/A	≥	N/A
Bank	$52,257	10.37%	≥	$20,148	≥	4.0%	≥	$30,222	≥	6.0%
Tier 1 capital (to average assets)
Company	$49,103	8.06%	≥	$24,373	≥	4.0%	≥	N/A	≥	N/A
Bank	$52,257	8.58%	≥	$24,369	≥	4.0%	≥	$30,461	≥	5.0%